Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value
Amount Registered | shares	1,281,132
Proposed Maximum Offering Price per Unit	26.85
Maximum Aggregate Offering Price	$ 34,398,394.2
Fee Rate	0.01531%
Amount of Registration Fee	$ 5,266.39
Offering Note
(1) (a) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, no par value (the “Common Stock”) of Columbia Banking System, Inc. (“Columbia” or the “Registrant) which may become issuable under the plans listed in clause (b) below by reason of any stock split, stock dividend, recapitalization, or other similar transaction effected without consideration which results in the increase in the number of outstanding shares of Common Stock; (b) represents shares of Common Stock issuable upon the exercise or vesting, as applicable, of equity awards issued pursuant to the Pacific Premier Bancorp, Inc. Amended and Restated 2022 Long-Term Incentive Plan and the Heritage Oaks Bancorp, Inc. 2015 Equity Based Compensation Plan, which equity awards were converted into equity awards in respect of Common Stock pursuant to the Merger Agreement (defined in the Explanatory Note in the Registration Statement); and (c) estimated solely for purpose of calculating the registration fee. Pursuant to Rule 457(c) and Rule 457(h) under the Securities Act, the proposed maximum offering price per share and proposed maximum aggregate offering price are based on the reported average of the high and low prices of Common Stock as reported on Nasdaq
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Select Market on August 25, 2025.